Earnings per Common Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Earnings per Common Share [Abstract]
Potential common shares having an anti-dilutive effect	9,176,000	9,176,000	9,176,000	9,176,000